FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 377	$ 406
Income from sales of marketable securities	277
Exchange rate differences and other	12	(82)
Financial and other income, net	$ 666	$ 324